Note 2 - Summary of Significant Accounting Policies (Detail) - The Assumptions Utilized for Stock Option Grants (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Volatility	35.79%	40.08%	45.06%
Volatility	44.46%	44.31%	47.87%
Expected life (years)		6.50
Expected life (years)	6.00	8.00	8.00
Risk-free interest rate	1.21%	1.62%	2.64%
Risk-free interest rate	2.54%	3.53%	3.30%
Dividend yield			0.00%
Dividend yield			0.00%
Fair value (in Dollars per share)	$ 3.39	$ 0.63	$ 0.66
Fair value (in Dollars per share)	$ 9.28	$ 4.32	$ 1.02